OTHER NON-CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS	NOTE 13 — OTHER NON-CURRENT ASSETS As of June 30, 2023 and December 31, 2022, other non-current assets were $26,286 and $26,108, respectively.	NOTE 15 — OTHER NON-CURRENT ASSETS As of December 31, 2022 and 2021, other non-current assets were $26,108 and $501,750, respectively.